PROPERTY AND EQUIPMENT, NET - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Cost of property and equipment held under finance lease	$ 140,301	$ 142,305
Accumulated depreciation and amortization of property and equipment held under finance lease	106,401	102,632
Depreciation and amortization expenses	$ 486,487	$ 487,349	$ 482,574